Intangible and Tangible Assets (Details Narrative) - EUR (€) € in Thousands			12 Months Ended
	Mar. 31, 2020	Mar. 25, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Impairment losses on tangible assets	€ 2,001		€ 0	€ 527
Intangible assets	21,981		2,001	0
Cost of short-term leases			374	386
Cost of low-value leases			374	386
Income from sublease agreement			33	€ 34
Change in the impairment amount			€ 1,151
Intangible asset description			A change in the expected profits from the sale of Xepi® of +5% (-5%) would result in a change in the impairment of EUR 1,151 thousand; an increase or decrease in the weighted average cost of capital of 1% would result in a decrease in the impairment of EUR 1,550 thousand and an increase in the impairment of EUR 1,696 thousand, respectively.
Increase decrease in impairment	€ 1,550		€ 1,696
Bottom of Range [Member]
Statement Line Items [Line Items]
Cost of capital rates			8.87%
Top of range [member]
Statement Line Items [Line Items]
Cost of capital rates			9.07%
Cutanea Life Sciences, Inc. [Member]
Statement Line Items [Line Items]
Intangible assets		€ 16,720
Acquisition costs		€ 23,604
Cutanea Life Sciences, Inc. [Member] | Licences Agreement [Member]
Statement Line Items [Line Items]
Intangible assets estimated useful life		139 months